Summary of Significant Accounting Policies (Details Narrative) (10K) - Image P2P Trading Group Limited [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Percentage of assets, liabilities and net income or loss of wholly-owned subsidiaries	100.00%		100.00%
Impairment expenses
Land use rights estimated useful life	50 years		50 years
Advertising expense	$ 11,377		$ 440
Research and development expense	$ 39,766	$ 12,146	$ 31,366
Statutory reserves percentage	10.00%		10.00%
Maximum [Member]
Statutory reserves percentage	50.00%		50.00%
Inventory [Member]
Impairment expenses			$ 442,081